Corporate Information (Details)	12 Months Ended
Dec. 31, 2017 item
Corporate Information
Number of countries in which the group distributes content	50
Number of pay tv channels	26
Proportion of warrants exercisable for common stock	36.00%
Mexico
Corporate Information
Number of cable multiple system operators	5